PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2019	2018
Government authorities	$46,444	$30,369
Interest receivable	6,948	2,867
Prepaid expenses	56,008	45,671
Inventories	3,389	3,434
Other	4,183	5,109
	$116,972	$87,450